Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	[1]	$ 44,831	$ 45,874
Ending balance		42,452	44,831	[1]
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(3,634)	(2,997)
Effect of movements in foreign exchange		41	164
Amortization		(622)	(445)
Disposals		254	14
Disposals through the sale of subsidiaries			30
Transfer (to)/from other asset categories and other movements		305	(400)
Ending balance		(3,656)	(3,634)
At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		48,465	48,871
Effect of movements in foreign exchange		(79)	(1,765)
Acquisitions through business combinations		99	24
Acquisitions and expenditures		631	668
Disposals		(259)	(96)
Disposals through the sale of subsidiaries		(29)	(47)
Transfer (to)/from other asset categories and other movements		(2,720)	810
Ending balance		46,108	48,465
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		42,101
Ending balance		40,042	42,101
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(32)
Ending balance		(32)	(32)
Brands [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		42,133
Effect of movements in foreign exchange		(13)
Acquisitions through business combinations		88
Disposals through the sale of subsidiaries		(29)
Transfer (to)/from other asset categories and other movements		(2,105)
Ending balance		40,074	42,133
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		1,470
Ending balance		1,179	1,470
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(1,479)
Effect of movements in foreign exchange		24
Amortization		(239)
Disposals		117
Transfer (to)/from other asset categories and other movements		(18)
Ending balance		(1,595)	(1,479)
Commercial intangibles [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,949
Effect of movements in foreign exchange		(34)
Acquisitions and expenditures		290
Disposals		(120)
Transfer (to)/from other asset categories and other movements		(311)
Ending balance		2,774	2,949
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		690
Ending balance		743	690
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(2,002)
Effect of movements in foreign exchange		16
Amortization		(322)
Disposals		135
Transfer (to)/from other asset categories and other movements		322
Ending balance		(1,851)	(2,002)
Software [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,692
Effect of movements in foreign exchange		(29)
Acquisitions through business combinations		5
Acquisitions and expenditures		113
Disposals		(136)
Transfer (to)/from other asset categories and other movements		(51)
Ending balance		2,594	2,692
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		570
Ending balance		488	570
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(121)
Effect of movements in foreign exchange		1
Amortization		(61)
Disposals		2
Transfer (to)/from other asset categories and other movements		1
Ending balance		(178)	(121)
Other [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		691
Effect of movements in foreign exchange		(3)
Acquisitions through business combinations		6
Acquisitions and expenditures		228
Disposals		(3)
Transfer (to)/from other asset categories and other movements		(253)
Ending balance		$ 666	$ 691

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.